Disclosures about Fair Value of Assets and Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Disclosures about Fair Value of Assets and Liabilities

NOTE 7 – DISCLOSURES ABOUT FAIR VALUE OF ASSETS AND LIABILITIES

The Company measures fair value according to the Financial Accounting Standards Board Accounting Standards Codification (ASC) Fair Value Measurements and Disclosures (ASC 820-10). ASC 820-10 establishes a fair value hierarchy that prioritizes the inputs used in valuation techniques, but not the valuation techniques themselves. The fair value hierarchy is designed to indicate the relative reliability of the fair value measure. The highest priority given to quoted prices in active markets and the lowest to unobservable data such as the Company’s internal information. ASC 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There are three levels of inputs into the fair value hierarchy (Level 1 being the highest priority and Level 3 being the lowest priority):

Level 1	Quoted prices in active markets for identical assets or liabilities.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The following is a description of the valuation methodologies used for instruments measured at fair value on a recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Available-for-sale Securities

If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Level 1 security includes preferred stock. Level 2 securities include certain collateralized mortgage and debt obligations, municipal securities, U.S. government agencies and SBA securities. Third party vendors compile prices from various sources and may apply such techniques as matrix pricing to determine the value of identical or similar investment securities (Level 2). Matrix pricing is a mathematical technique widely used in the banking industry to value investment securities without relying exclusively on quoted prices for specific investment securities but rather on the investment securities’ relationship to other benchmark quoted investment securities. The following tables are as of September 30, 2012 and December 31, 2011, respectively:

		At September 30, 2012
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Available-for-sale securities:
U.S. government agencies	$15,358	$—	$15,358	$—
State and political subdivisions	11,053	—	11,053	—
Mortgage-backed securities – GSE residential	24,190	—	24,190	—
Preferred stock	13	13	—	—
SBA guaranteed	243	—	243	—

Total available-for-sale securities	$50,857	$13	$50,844	$—

		At December 31, 2011
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Available-for-sale securities:
U.S. government agencies	$9,041	$—	$9,041	$—
State and political subdivisions	12,926	—	12,926	—
Mortgage-backed securities – GSE residential	21,665	—	21,665	—
Preferred stock	25	25	—	—
SBA guaranteed	274	—	274	—

Total available-for-sale securities	$43,931	$25	$43,906	$—

The following is a description of the valuation methodologies used for instruments measured at fair value on a non-recurring basis and recognized in the accompanying September 30, 2012 and December 31, 2011 balance sheets, as well as the general classification of such instruments pursuant to the valuation hierarchy.

		At September 30, 2012
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3

Impaired loans	$5,413	—	—	$5,413
Other real estate owned	3,914	—	—	3,914

		At December 31, 2011
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3

Impaired loans	$7,008	—	—	$7,008
Other real estate owned	4,722	—	—	4,722

Impaired Loans (Collateral Dependent)

Loans for which it is probable that the Bank will not collect all principal and interest due according to contractual terms are measured for impairment. Allowable methods for determining the amount of impairment include estimating fair value using the fair value of the collateral for collateral-dependent loans.

If the impaired loan is identified as collateral dependent, then the fair value method of measuring the amount of impairment is utilized. This method requires obtaining a current independent appraisal of the collateral and applying a discount factor to the value. Impaired loans that are collateral dependent are classified within Level 3 of the fair value hierarchy when impairment is determined using the fair value method.

Other Real Estate Owned

Other real estate owned (OREO) is carried at the lower of fair value at acquisition date or current estimated fair value, less estimated cost to sell when the real estate is acquired. Estimated fair value of OREO is based on appraisals or evaluations. OREO is classified within Level 3 of the fair value hierarchy. Appraisals of OREO are obtained when the real estate is acquired and subsequently as deemed by the Chief Credit Officer (CCO). Appraisals are reviewed for accuracy and consistency by the CCO. Appraisers are selected from the list of approved appraisers maintained by management.

The following table presents estimated fair values of the Company’s financial instruments and the level within the fair value hierarchy in which the fair value measurements fall at September 30, 2012:

		At September 30, 2012
		Fair Value Measurements Using
	Carrying Amount	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$46,447	$46,447	$—	—
Interest-bearing time deposits	1,941	1,941	—	—
Securities available for sale	50,857	13	50,844	—
Loans held for sale	3,651	—	3,651	—
Loans receivable, net	194,217	—	—	196,479
Federal Home Loan Bank stock	1,895	—	1,895	—
Interest receivable	1,094	—	1,094	—

Financial liabilities
Deposits	307,430	—	308,767	—
Federal Home Loan Bank advances	13,000	—	13,239	—
Other borrowings	1,300	—	1,300	—
Subordinated debentures	3,609	—	—	1,210
Interest payable	334	—	334	—

The carrying amount and estimated fair value of financial instruments at December 31, 2011 year end are as follows:

	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$44,258	$44,258
Interest-bearing time deposits	3,435	3,435
Securities available for sale	43,931	43,931
Loans held for sale	633	633
Loans receivable, net	198,110	200,526
Federal Home Loan Bank stock	5,398	5,398
Interest receivable	1,047	1,047

Financial liabilities
Deposits	301,101	303,213
Federal Home Loan Bank advances	13,000	13,356
Other borrowings	1,300	1,300
Subordinated debentures	3,609	1,189
Interest payable	248	248

The methods and assumptions used to estimate fair value are described as follows:

Carrying amount is the estimated fair value for cash and cash equivalents, interest-bearing time deposits, loans held for sale, Federal Home Loan Bank stock, interest receivable and payable, deposits due on demand, variable rate loans and other borrowings. For fixed rate loans and time deposits, fair value is based on discounted cash flows using current market rates applied to the estimated life and credit risk. The fair value of fixed rate Federal Home Loan Bank advances and subordinated debentures are based on current rates for similar financing. The fair value of off-balance-sheet items, which is based on the current fees or cost that would be charged to enter into or terminate such arrangements, is immaterial.

While the above estimates are based on management’s judgment of the most appropriate factors, there is no assurance that were the Company to have disposed of these items on the respective dates, the fair values would have been achieved, because the market value may differ depending on the circumstances. The estimated fair values at year end should not necessarily be considered to apply at subsequent dates.

Other assets and liabilities that are not financial instruments, such as premises and equipment, are not included in the above disclosures. Also, nonfinancial instruments typically not recognized on the balance sheet may have value but are not included in the above disclosures. These include, among other items, the estimated earnings power of core deposits, the trained workforce, customer goodwill, and similar items.

NOTE 18 – DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company measures fair value according to the Financial Accounting Standards Board Accounting Standards Codification (ASC) Fair Value Measurements and Disclosures (ASC 820-10). ASC 820-10 establishes a fair value hierarchy that prioritizes the inputs used in valuation techniques, but not the valuation techniques themselves. The fair value hierarchy is designed to indicate the relative reliability of the fair value measure. The highest priority given to quoted prices in active markets and the lowest to unobservable data such as the Company’s internal information. ASC 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There are three levels of inputs into the fair value hierarchy (Level 1 being the highest priority and Level 3 being the lowest priority):

Level 1	Quoted prices in active markets for identical assets or liabilities.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The following is a description of the valuation methodologies used for instruments measured at fair value on a recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Available-for-sale Securities

If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Level 2 securities include all but $25,000 of available-for-sale securities. Third party vendors compile prices from various sources and may apply such techniques as matrix pricing to determine the value of identical or similar investment securities (Level 2). Matrix pricing is a mathematical technique widely used in the banking industry to value investment securities without relying exclusively on quoted prices for specific investment securities but rather on the investment securities’ relationship to other benchmark quoted investment securities. The following tables are as of December 31, 2011 and 2010, respectively:

		At December 31, 2011
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Available for sale securities:
U.S. government agencies	$9,041	$—	$9,041	$—
State and political subdivisions	12,926	—	12,926	—
Mortgage-backed securities – GSE residential	21,665	—	21,665	—
Preferred stock	25	25	—	—
SBA guaranteed	274	—	274	—

Total available for sale securities	$43,931	$25	$43,906	$—

		At December 31, 2010
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Available for sale securities:
U.S. government agencies	$11,801	$—	$11,801	$—
State and political subdivisions	12,868	—	12,868	—
Mortgage-backed securities – GSE residential	18,198	—	18,198	—
Preferred stock	11	11	—	—
SBA guaranteed	297	—	297	—

Total available for sale securities	$43,175	$11	$43,164	$—

The following is a description of the valuation methodologies used for instruments measured at fair value on a non-recurring basis and recognized in the accompanying December 31, 2011 and 2010 balance sheets, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Impaired Loans (Collateral Dependent)

Loans for which it is probable that the Bank will not collect all principal and interest due according to contractual terms are measured for impairment. Allowable methods for determining the amount of impairment include estimating fair value using the fair value of the collateral for collateral-dependent loans.

If the impaired loan is identified as collateral dependent, then the fair value method of measuring the amount of impairment is utilized. This method requires obtaining a current independent appraisal of the collateral and applying a discount factor to the value.

Impaired loans that are collateral dependent are classified within Level 3 of the fair value hierarchy when impairment is determined using the fair value method. The following tables are as of December 31, 2011 and 2010, respectively:

		At December 31, 2011
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3

Impaired loans	$7,008	$—	$—	$7,008

		At December 31, 2010
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3

Impaired loans	$11,587	$—	$—	$11,587

The carrying amount and estimated fair value of financial instruments at year end are as follows:

	2011		2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$44,258	$44,258	$32,487	$32,487
Interest-bearing time deposits	3,435	3,435	4,827	4,827
Securities available for sale	43,931	43,931	43,175	43,175
Loans held for sale	633	633	1,770	1,770
Loans receivable, net	198,110	200,526	221,607	224,054
Federal Home Loan Bank stock	5,398	5,398	5,398	5,398
Interest receivable	1,047	1,047	1,116	1,116

Financial liabilities
Deposits	301,101	303,213	309,080	309,575
Federal Home Loan Bank advances	13,000	13,356	13,000	12,929
Other borrowings	1,300	1,300	1,500	1,500
Subordinated debentures	3,609	1,189	3,609	1,163
Interest payable	248	248	245	245

The methods and assumptions used to estimate fair value are described as follows:

Carrying amount is the estimated fair value for cash and cash equivalents, interest-bearing time deposits, loans held for sale, Federal Home Loan Bank stock, interest receivable and payable, deposits due on demand, variable rate loans and other borrowings. Security fair values are based on market prices or dealer quotes and, if no such information is available, on the rate and term of the security and information about the issuer. For fixed rate loans and time deposits, fair value is based on discounted cash flows using current market rates applied to the estimated life and credit risk. Fair values for impaired loans are estimated using discounted cash flow analysis or underlying collateral values. The fair values of fixed rate Federal Home Loan Bank advances and subordinated debentures are based on current rates for similar financing. The fair value of off-balance-sheet items, which is based on the current fees or cost that would be charged to enter into or terminate such arrangements, is immaterial.

While the above estimates are based on management’s judgment of the most appropriate factors, there is no assurance that were the Company to have disposed of these items on the respective dates, the fair values would have been achieved, because the market value may differ depending on the circumstances. The estimated fair values at year end should not necessarily be considered to apply at subsequent dates.

Other assets and liabilities that are not financial instruments, such as premises and equipment, are not included in the above disclosures. Also, nonfinancial instruments typically not recognized on the balance sheet may have value but are not included in the above disclosures. These include, among other items, the estimated earnings power of core deposits, the trained workforce, customer goodwill, and similar items.